Schedule of Investments
March 31, 2022 (unaudited)
AmericaFirst Risk-On Risk-Off Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 0.02%

Air Transportation, Scheduled - 0.02%
AMR Corp. (2)	80,929	1,619

Total Common Stock	(Cost $ 470,631)	1,619

Exchange-Traded Funds - 99.98%

Consumer Staples Select Sector SPDR Fund (3)	8,670	657,966
Health Care Select Select Sector SPDR Fund (3)	5,009	686,183
iShares 7-10 Year Treasury Bond ETF (3)	17,551	1,886,206
iShares iBoxx $ Investment Grade Corporate Bond ETF (3)	6,172	746,442
iShares S&P 500 Value ETF (3)	2,593	403,782
Materials Select Sector SPDR Fund (3)	4,722	416,244
Invesco DB USD Index Bullish (2) (3)	30,143	792,761
Short MSCI EAFE ProShares (2) (3)	41,801	782,933
SPDR Gold Trust (2) (3)	4,623	835,145
Utilities Select Sector SPDR Fund (3)	9,537	710,125

Total Exchange-Traded Funds	(Cost $ 7,847,163)	7,917,787

Total Investments - 102.00%	(Cost $ 8,317,795)	7,919,406

Liabilities In Excess Of Other Assets - -2.00%		(155,594)

Total Net Assets - 100.00%		7,763,812

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$7,917,788	$0
Level 2 - Other Significant Observable Inputs	1,618	-
Level 3 - Significant Unobservable Inputs		-
Total	$7,919,406	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Exchange-traded fund.